Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 8 - SHAREHOLDERS’ EQUITY:

a.	Share capital

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

Issuance of Equity

Ordinary Share issuances prior to the APA

During the year ended December 31, 2018, Nanox PLC entered into several agreements with third party investors, pursuant to which it raised an aggregate amount of $3,684 thousand at a purchase price of $2.21 per share.

On June 17, 2019, Nanox PLC issued 2,262,443 ordinary shares to third party investors for an aggregate purchase price of approximately $5,000 thousand. Certain investors were also granted warrants to acquire 2,262,443 of ordinary shares at an exercise price of $20.87 per share.

Additionally, during 2019, Nanox PLC entered into several agreements with certain third-party investors, pursuant to which it raised an aggregate amount of $4,038 thousand, net of issuance costs, at a purchase price of $2.21 per share.

Ordinary Share issuances after the APA

On December 31, 2019, the Company issued 312,500 ordinary shares to a third-party investor for an aggregate purchase price of approximately $5 million.

During the year 2020, the Company issued an aggregate of 4,624,500 ordinary shares to the certain investors, at a price per share of $16.00, for an aggregate purchase price of approximately $74 million (the net proceeds were approximately $71 million after deducting issuance costs).

In August 2020, the Company completed an initial public offering (“IPO”) on the Nasdaq Global Market (the “Nasdaq”), in which it issued 9,178,744 ordinary shares at a price per share of $18. During August 2020, the underwriters exercised their over-allotment option and purchased an additional 1,376,812 ordinary shares at the same price per share. The proceeds received from the IPO were $190 million (the net proceeds were approximately $169 million after deducting underwriting commissions and other offering expenses).

Settlement of Related Party Liability

Pursuant to the Asset Purchase Agreement between Nanox IL and Nanox PLC, as more fully described in the Company’s annual financial statements, in January 2020, the Company issued 1,109,245 ordinary shares to Nanox PLC with a purchase price of $12.00 per share, which reflected a discount of 25% from the price of the last financing round of the Company. As a result, the related party liability was settled into shareholders’ equity.

b.	Share based compensation

On September 3, 2019, the Company’s Board resolved to adopt an equity incentive plan (the “Plan”). Based on such Plan, each option will be exercisable for one ordinary share of the Company and will become exercisable at such terms and during such periods, as the Board shall determine. Pursuant to the Plan (and further increase of option pool approved by the Board), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants. As of December 31, 2020, 2,978,247 ordinary shares reserved for the equity incentive plan.

The Board also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

1)	Share-based compensation to non-employees

The following table summarizes share-based awards to non-employees for the years ended December 31, 2020 and December 31, 2019:

	Year ended December 31,		Year ended December 31,
	2020		2019
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment	exercise	payment	exercise
	awards	price	awards	price
Outstanding at beginning of year	3,410,406	$1.89	1,592,874	$1.32
Changes during the year:
Granted	1,327,957	13.70	2,271,698	$2.77
Exercised	*(1,267,012)	8.94	(454,166)	$0.3
Forfeited	-	-	-	-
Expired	-	-	-	-
Cancelled	(98,725)	1.92	-	-
Outstanding at end of year	3,372,626	5.27	3,410,406	$1.89
Exercisable at end of year	2,191,042	5.67	1,830,809	$3.79

*	Out of which 1,027,151 awards were exercised on a cashless basis.

The fair value of each granted award is estimated at the date of grant using the Black- Scholes option-pricing model. The assumptions used for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Dividend yield	0	0
Expected volatility	57.34%-44.40%	41.11% - 50.59%
Risk-free interest rate	0.27%-1.61%	1.55%-1.76%
Contractual term (years)	5-10	0.50 – 10.00

The expected volatility is based on the historical volatility of comparable companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms.

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2020 and 2019:

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.01	186,815	0.33	186,815	0.33
$1.92	269,714	1.18	269,714	1.18
$2.21	2,191,349	6.22	1,188,914	6.22
$16.00	444,748	8.89	283,933	8.89
$18.00	260,000	3.86	260,000	3.86
$30.93	20,000	9.81	1,666	9.81

December 31, 2019
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	Life (years)
$0.01	186,815	1.33	186,815	1.33
$1.92	472,606	1.81	472,606	1.81
$2.21	2,727,028	5.27	1,163,402	5.27
$20.87	23,957	5.69	7,986	5.69

2)	Share-based compensation to employees, officers and directors

During 2020, the Company granted to certain employees, officers and directors awards to purchase 730,734 of the Company’s ordinary shares for an average exercise price of $13.53.

	Year ended December 31,		Year ended December 31,
	2020		2019
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment awards	exercise price	payment awards	exercise price
Outstanding at beginning of year	1,667,267	$2.21	1,667,267	$2.21
Changes during the year:
Granted	730,734	$13.53	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Cancelled	(16,876)	$2.21	-	-
Outstanding at end of year	2,381,125	$4.14	1,667,267	2.21
Exercisable at end of year	1,061,778	$2.80	450,557	2.21

The fair value of each granted award is estimated at the date of grant using the Black- Scholes option-pricing model. The assumptions used as of December 31, 2020 and 2019 are as follows:

	2020	2019
Dividend yield	0	0
Expected volatility	45.11%-55.97%	45.11%-55.97%
Risk-free interest rate	0.23%-1.61%	0.23%-1.61%
Contractual term (years)	10	10

The expected volatility is based on the historical volatility of comparable companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms.

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods.

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2020 and 2019:

December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$2.21	1,995,625	9.05	1,019,695	9.05
$16.00	205,000	9.62	37,917	9.62
$26.56-$59.20	180,500	9.93	4,167	9.93

December 31, 2019
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$2.21	1,667,267	9.90	450,557	9.90

3)	Share-based compensation expenses

	Year Ended December 31,
	2020	2019	2018
	(U.S. dollars in thousands)
Research and development	3,384	661	-
Marketing (*)	9,252	617	-
General and administrative	12,145	14,967	115
	24,781	16,245	115

(*)	On October 26, 2020, the Company entered into an amendment to a business development agreement (“the Agreement”) dated February 4, 2020 with two service providers pursuant to which the Company paid an aggregate one-time payment of $400 thousand plus VAT and issued to them warrants to purchase an aggregate of 650,000 ordinary shares at an exercise price of $18 per share with a graded vesting ending 10 weeks following the grant date (subject to a standard cashless exercise provision). As a result, the Company recorded an expense of $6.1 million for the warrants granted. The service providers waived any and all past, present and future compensation to which they are or may be entitled pursuant to the Agreement and all activities undertaking on behalf of the Company, including the right to a percentage from future revenues from any of the Company’s systems and the issuance of warrants.